Long-Term Debt - Summary of Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 25,516	$ 31,953
Parent Company [Member]
Debt Instrument [Line Items]
Long-term debt	12,772	14,593
Parent Company [Member] | Junior subordinated debentures [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate	3.442%
Debt Instrument Maturity Year	2016
Long-term debt	500	500
Parent Company [Member] | Subordinated notes [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate	7.50%
Debt Instrument Maturity Year	2026
Long-term debt	199	199
Parent Company [Member] | Subordinated notes Two [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate	2.95%
Debt Instrument Maturity Year	2022
Long-term debt	1,300
Parent Company [Member] | Convertible senior debentures one [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Variable Interest, Percentage Rate
Debt Instrument Maturity Year	2035
Long-term debt		10
Parent Company [Member] | Convertible senior debentures two [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Variable Interest, Percentage Rate
Debt Instrument Maturity Year	2036
Long-term debt		10
Parent Company [Member] | Convertible senior debentures three [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Variable Interest, Percentage Rate
Debt Instrument Maturity Year	2037
Long-term debt		21
Parent Company [Member] | Medium-term notes [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate Minimum Range	1.125%
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate Maximum Range	4.20%
Long-term debt	10,600	10,530
Parent Company [Member] | Medium-term notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2013
Parent Company [Member] | Medium-term notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2022
Parent Company [Member] | Medium-term notes one [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Variable Interest, Percentage Rate	0.694%
Debt Instrument Maturity Year	2012
Long-term debt		500
Parent Company [Member] | Junior Subordinated Debt Held By Unconsolidated Trusts [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate Minimum Range	6.30%
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate Maximum Range	6.625%
Long-term debt		2,691
Parent Company [Member] | Junior Subordinated Debt Held By Unconsolidated Trusts [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2039
Parent Company [Member] | Junior Subordinated Debt Held By Unconsolidated Trusts [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2067
Parent Company [Member] | Capitalized lease obligations, mortgage indebtedness and other [Member]
Debt Instrument [Line Items]
Long-term debt	173	132
Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	12,744	17,360
Subsidiaries [Member] | Capitalized lease obligations, mortgage indebtedness and other [Member]
Debt Instrument [Line Items]
Long-term debt	4,670	3,527
Subsidiaries [Member] | Subordinated notes three [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate	6.30%
Debt Instrument Maturity Year	2014
Long-term debt	963	963
Subsidiaries [Member] | Subordinated notes four [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate	4.95%
Debt Instrument Maturity Year	2014
Long-term debt	1,000	1,000
Subsidiaries [Member] | Subordinated notes five [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate	4.80%
Debt Instrument Maturity Year	2015
Long-term debt	500	500
Subsidiaries [Member] | Subordinated notes six [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate	4.375%
Debt Instrument Maturity Year	2017
Long-term debt		1,169
Subsidiaries [Member] | Subordinated notes seven [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate	3.778%
Debt Instrument Maturity Year	2020
Long-term debt	500	500
Subsidiaries [Member] | Subordinated notes eight [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Variable Interest, Percentage Rate	0.62%
Debt Instrument Maturity Year	2014
Long-term debt	373	414
Subsidiaries [Member] | Federal Home Loan Bank advances [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate Minimum Range	0.50%
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate Maximum Range	8.25%
Long-term debt	16	3,710
Subsidiaries [Member] | Federal Home Loan Bank advances [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2013
Subsidiaries [Member] | Federal Home Loan Bank advances [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2026
Subsidiaries [Member] | Federal Home Loan Bank advances two [Member]
Debt Instrument [Line Items]
Long term Debt Percentage Bearing Variable Interest Rate Minimum Range	0.311%
Long term Debt Percentage Bearing Variable Interest Rate Maximum Range	0.575%
Long-term debt	4,579	4,332
Subsidiaries [Member] | Federal Home Loan Bank advances two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2014
Subsidiaries [Member] | Federal Home Loan Bank advances two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2022
Subsidiaries [Member] | Bank notes [Member]
Debt Instrument [Line Items]
Long-term Debt Percentage Bearing Fixed Interest Percentage Rate	5.92%
Debt Instrument Maturity Year	2012
Long-term debt		99
Subsidiaries [Member] | Banks notes two [Member]
Debt Instrument [Line Items]
Long term Debt Percentage Bearing Variable Interest Rate Minimum Range	0.058%
Long term Debt Percentage Bearing Variable Interest Rate Maximum Range	0.062%
Long-term debt	$ 143	$ 1,146
Subsidiaries [Member] | Banks notes two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2046
Subsidiaries [Member] | Banks notes two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Maturity Year	2048